March 24, 2016

APPLESEED FUND

A series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated January 28, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated January 28, 2016, for the Appleseed Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Appleseed Fund	Appleseed Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (800) 470-1029. You may also obtain additional copies of a Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc.

(January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015, was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board had reviewed and approved this arrangement.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 470-1029.

March 24, 2016

CRAWFORD DIVIDEND GROWTH FUND

CRAWFORD DIVIDEND OPPORTUNITY FUND

CRAWFORD DIVIDEND YIELD FUND

Each a series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated April 28, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated April 28, 2015, for the Crawford Dividend Growth Fund, Crawford Dividend Opportunity Fund, and Crawford Dividend Yield Fund (each a “Fund”, and collectively the “Funds”) is hereby amended to reflect the following new information.

New Transfer Agent Name

The name of the Funds’ transfer agent has changed to Ultimus Asset Services, LLC (a wholly-owned subsidiary of Ultimus Fund Solutions, LLC).

New Address for the Funds

Beginning April 25, 2016, inquiries concerning a Fund or shareholder accounts, and orders to purchase or redeem shares of a Fund should be addressed to:

Regular Mail	Express/Overnight Mail
The Crawford Funds	The Crawford Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (800) 431-1716. You may also obtain additional copies of a Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc.

(January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015 was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board had reviewed and approved this arrangement.

The following information supplements the information in the SAI found under the headings “FUND SERVICES” and “DISTRIBUTOR”.

Effective December 31, 2015, Huntington Asset Services, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Ultimus Asset Services, LLC (“UAS”). UAS acts as the Fund’s transfer agent, fund account, and administrator.

Effective December 31, 2015, Unified Financial Securities, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Unified Financial Securities, LLC (“Unified”). Unified is the exclusive agent for distribution of shares of the Fund.

Certain officers of Unified Series Trust are also officers of Ultimus Fund Solutions, UAS, and/or Unified.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 431-1716.

March 24, 2016

FCI BOND FUND

A series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated January 28, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated January 28, 2016, for the FCI Bond Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
FCI Bond Fund	FCI Bond Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (877) 627-8504. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc.

(January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015, was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board had reviewed and approved this arrangement.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 627-8504.

March 24, 2016

IRON STRATEGIC INCOME FUND

IRON EQUITY PREMIUM INCOME FUND

Each a series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated January 28, 2016

The Prospectus and Statement of Additional Information, each dated January 28, 2016, for IRON Strategic Income Fund and IRON Equity Premium Income Fund (each a “Fund”, and collectively the “Funds”) is hereby amended to reflect the following new information.

New Address for the Funds

Beginning April 25, 2016, inquiries concerning a Fund or shareholder accounts, and orders to purchase or redeem shares of a Fund should be addressed to:

Regular Mail	Express/Overnight Mail
The Iron Funds	The Iron Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (877) 322-0575. You may also obtain additional copies of a Fund’s Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015 was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board had reviewed and approved this arrangement.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 322-0575.

March 24, 2016

SPOUTING ROCK/CONVEX DYNAMIC GLOBAL MACRO FUND

A series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated January 28, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated January 28, 2016, for the Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Spouting Rock/Convex Dynamic Global Macro Fund	Spouting Rock/Convex Dynamic Global Macro Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (844) 834-6478. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015, was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board had reviewed and approved this arrangement.

The following information supplements the information in the SAI found under the headings “FUND SERVICES” and “DISTRIBUTOR”.

Effective December 31, 2015, Huntington Asset Services, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Ultimus Asset Services, LLC (“UAS”). UAS acts as the Fund’s transfer agent, fund account, and administrator.

Effective December 31, 2015, Unified Financial Securities, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Unified Financial Securities, LLC (“Unified”). Unified is the exclusive agent for distribution of shares of the Fund.

Certain officers of Unified Series Trust are also officers of Ultimus Fund Solutions, UAS, and/or Unified.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (844) 834-6478.